UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ];Amendment Number:  _________
     This Amendment  [     ]  is a restatement.
                     [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:     Warshaw Asset Management LLC
Address:  527 Madison Avenue
          6th Floor
          New York, New York 10022

Form 13F File Number :   028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William H. Warshaw
Title:   Managing Member
Phone:   646-840-5435

Signature, Place, and Date of Signing:


William H. Warshaw               New York, New York      February 14, 2012
[Signature]                         [City, State]         [Date]


Report Type:

     [   ] 13F HOLDINGS REPORT
     [X]   13F NOTICE
     [   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

028-05431   Sunrise Partners Limited Partnership